Other	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
OTHER
OTHER
Other general expense - net. Included in Other general expense - net were the following:

	2016	2015	2014
Provisions for environmental matters - net	$42,932	$31,071	$36,046
(Gain) loss on sale or disposition of assets	(30,564)	(803)	1,436
Total	$12,368	$30,268	$37,482

Provisions for environmental matters–net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. See Note 8 for further details on the Company’s environmental-related activities.
The (gain) loss on sale or disposition of assets represents the net realized (gain) loss associated with the sale or disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company. The 2016 gain primarily relates to the sale of a closed domestic facility.
Other (income) expense - net. Included in Other (income) expense - net were the following:

	2016	2015	2014
Dividend and royalty income	$(4,573)	$(3,668)	$(4,864)
Net expense from financing activities	8,667	11,091	11,367
Foreign currency transaction related losses	7,335	9,503	3,603
Other income	(25,279)	(23,880)	(37,524)
Other expense	9,263	13,036	12,018
Total	$(4,587)	$6,082	$(15,400)

The Net expense from financing activities includes the net expense relating to changes in the Company’s financing fees.
Foreign currency transaction related losses represent net realized losses on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized losses from foreign currency option and forward contracts. There were no material foreign currency option and forward contracts outstanding at December 31, 2016, 2015 and 2014.
Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. Other income for the year ended December 31, 2014 included a $6,336 gain on the early termination of a customer agreement recorded in the Global Finishes Group and a $6,198 realized gain resulting from final asset valuations related to the acquisition of the U.S./Canada business of Comex recorded in the Administrative segment. There were no other items within Other income or Other expense that were individually significant.